Organization - Schedule of Assets and Liabilities of VIEs (Detail)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Total current assets	¥ 11,890,451,350	$ 1,729,394,423	¥ 14,559,702,007
Total non-current assets	1,066,321,556	155,090,038	165,191,933
Total assets	12,956,772,906	1,884,484,461	14,724,893,940
Total current liabilities	5,045,698,262	733,866,376	9,403,402,527
Total non-current liabilities	413,400,000	60,126,536	510,023,905
Total liabilities	5,459,098,262	793,992,912	9,913,426,432
Short term Loan Principal and Financing Service Fee Receivables [Member]
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Total current assets	8,417,821,413	1,224,321,345	8,758,544,694
Other Current Assets [Member]
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Total current assets	¥ 3,472,629,937	$ 505,073,078	¥ 5,801,157,313